Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) region	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of regions | region	2
Revenue	$ 4,336	$ 3,946	[1]	$ 3,936	[1]
Operating profit (loss)	575	640	[1]	632	[1]
Depreciation and amortization	1,100	803		812
Share of profit in Guatemala and Honduras joint ventures	(179)	(154)	[1],[2]	(140)	[1],[2]
Other operating income (expenses), net	34	(75)	[1]	(69)	[1]
EBITDA	1,530	1,213		1,236
EBITDA from discontinued operations	(3)	44		115
EBITDA incl discontinued operations	1,527	1,257		1,351
Capital expenditure	(846)	(708)		(718)
Changes in working capital and others	(143)	(13)		(43)
Taxes paid	(114)	(153)	[2]	(132)	[2]
Operating free cash flow	425	383		459
Total assets (excluding goodwill)	12,856	10,313	[3],[4]	9,464
Total liabilities	10,176	7,521	[3],[4]	6,183
Purchase of spectrum and licenses	59	61		53
Income from tower deal transactions	22	141		161
Mobile
Disclosure of operating segments [line items]
Revenue	2,150	2,126		2,147
Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	1,928	1,565		1,551
Other
Disclosure of operating segments [line items]
Revenue	52	43		38
Service revenue
Disclosure of operating segments [line items]
Revenue	4,130	3,734		3,737
Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	206	212		199
Latin America
Disclosure of operating segments [line items]
Revenue	3,954	3,548
Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	3,748	3,336
Africa
Disclosure of operating segments [line items]
Revenue	382	399
Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	382	398
Operating segments | Latin America
Disclosure of operating segments [line items]
Revenue	5,964	5,485		5,441
Operating profit (loss)	1,006	995		899
Depreciation and amortization	1,435	1,133		1,174
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	2	(51)		(49)
EBITDA	2,443	2,077		2,024
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	2,443	2,077		2,024
Capital expenditure	(1,040)	(872)		(855)
Changes in working capital and others	(86)	(42)		(53)
Taxes paid	(225)	(264)		(239)
Operating free cash flow	1,093	899		877
Total assets (excluding goodwill)	13,821	11,751		10,411
Total liabilities	8,374	6,127		5,484
Operating segments | Latin America | Mobile
Disclosure of operating segments [line items]
Revenue	3,258	3,214		3,283
Operating segments | Latin America | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	2,197	1,808		1,755
Operating segments | Latin America | Other
Disclosure of operating segments [line items]
Revenue	60	48		40
Operating segments | Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	5,514	5,069		5,078
Operating segments | Latin America | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	449	415		363
Operating segments | Africa
Disclosure of operating segments [line items]
Revenue	382	399		386
Operating profit (loss)	24	25		28
Depreciation and amortization	99	80		81
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(2)	(3)		(11)
EBITDA	122	102		97
EBITDA from discontinued operations	(3)	44		115
EBITDA incl discontinued operations	119	146		212
Capital expenditure	(58)	(59)		(99)
Changes in working capital and others	14	28		(6)
Taxes paid	(10)	(24)		(18)
Operating free cash flow	64	91		89
Total assets (excluding goodwill)	936	839		1,482
Total liabilities	909	905		1,673
Operating segments | Africa | Mobile
Disclosure of operating segments [line items]
Revenue	372	388		374
Operating segments | Africa | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	9	10		9
Operating segments | Africa | Other
Disclosure of operating segments [line items]
Revenue	1	1		2
Operating segments | Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	382	398		385
Operating segments | Africa | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	0	0		1
Unallocated
Disclosure of operating segments [line items]
Revenue	0	0		0
Operating profit (loss)	(94)	(47)		(5)
Depreciation and amortization	9	5		6
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	42	(2)		10
EBITDA	(43)	(44)		12
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	(43)	(44)		12
Capital expenditure	(9)	(2)		(1)
Changes in working capital and others	(52)	13		(10)
Taxes paid	(8)	(6)		1
Operating free cash flow	(112)	(39)		2
Total assets (excluding goodwill)	3,715	2,752		598
Total liabilities	3,977	2,953		1,465
Unallocated | Mobile
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Other
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Service revenue
Disclosure of operating segments [line items]
Revenue	0	0		0
Unallocated | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	0	0		0
Guatemala and Honduras
Disclosure of operating segments [line items]
Revenue	(2,009)	(1,937)		(1,892)
Operating profit (loss)	(540)	(488)		(431)
Depreciation and amortization	(444)	(416)		(450)
Share of profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(8)	(19)		(18)
EBITDA	(992)	(922)		(898)
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	(992)	(922)		(898)
Capital expenditure	261	225		237
Changes in working capital and others	(18)	(12)		27
Taxes paid	129	142		124
Operating free cash flow	(619)	(568)		(511)
Total assets (excluding goodwill)	(5,465)	(5,219)		(5,420)
Total liabilities	(2,119)	(1,814)		(1,961)
Guatemala and Honduras | Mobile
Disclosure of operating segments [line items]
Revenue	(1,480)	(1,475)		(1,510)
Guatemala and Honduras | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	(277)	(253)		(213)
Guatemala and Honduras | Other
Disclosure of operating segments [line items]
Revenue	(8)	(6)		(4)
Guatemala and Honduras | Service revenue
Disclosure of operating segments [line items]
Revenue	(1,766)	(1,734)		(1,727)
Guatemala and Honduras | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	(243)	(203)		(165)
Eliminations and Transfers
Disclosure of operating segments [line items]
Operating profit (loss)	179	154		140
Share of profit in Guatemala and Honduras joint ventures	(179)	(154)		(140)
Other operating income (expenses), net	0	0		0
EBITDA	0	0		0
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	0	0		0
Capital expenditure	0	0		0
Changes in working capital and others	0	0		0
Taxes paid	0	0		0
Operating free cash flow	0	0		1
Total assets (excluding goodwill)	(151)	190		2,393
Total liabilities	$ (965)	$ (650)		$ (478)

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[4]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).